Summary of Material Accounting Policies - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Material Accounting Policies [Line Items]
Useful lives of other intangible assets	no more than 12 years
Employee benefits obligation		¥ 0
Useful life of buildings		less than six years
Useful life of other assets		less than two years
Top of range [Member] | Internal Developed Contents and Copyrights [Member]
Disclosure Of Material Accounting Policies [Line Items]
Amortized period	5 years